Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of income tax expenses
	2021	2020	2019
Current income tax expense	$138,246	$376,823	$818,799
Deferred income tax (benefit) expense	(2,832)	(10,381)	2,451
Total	$135,414	$366,442	$821,250

Schedule of deferred tax assets
	As of December 31, 2021	As of December 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	$35,491	$31,852
Contingent liabilities	-	-
Net operating loss carryforwards:
PRC	153,696	97,192
HONG KONG	9,633	9,654
	198,820	138,698
Less valuation allowance	(163,329)	(106,846)
Total deferred tax assets	$35,491	$31,852

Schedule of reconciliation of effective income tax rate
	December 31, 2021	December 31, 2020	December 31, 2019
PRC statutory tax rate	25.0%	25%	25%
Effect of tax rate differential	-13.3%	-5.2%	-2.2%
Valuation allowance deferred tax	-27.2%	4.9%	2.2%
Non-deductible items*	-1.4%	7.2%	8.3%
Effective tax rate	-16.9%	31.9%	33.3%

*	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to capital market planning and late penalty fees.

Schedule of taxes payable
	December 31, 2021	December 31, 2020
VAT taxes payable	$345,133	$442,054
Income taxes payable	2,761,201	2,272,072
Other taxes payable	26,960	8,283
Total	$3,133,294	$2,722,409